Nature of Operations and Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Market Risk

Market Risk

Market risk is the risk of loss resulting from market price volatility, interest rate change, credit and swap spread changes, and from adverse foreign currency rate movements. Market price volatility primarily relates to changes in prices of publicly traded equities and alternative long-duration assets.

Market Risk Management Strateg

Market Risk Management Strategy

Market risk is governed by the Global Asset Liability Committee which oversees the overall market and liquidity risk program. Our overall strategy to manage our market risks incorporates several component strategies, each targeted to manage one or more of the market risks arising from our businesses. At an enterprise level, these strategies are designed to manage our aggregate exposures to market risks against economic capital, regulatory required capital and earnings-at-risk limits.

The following table outlines our key market risks and identifies the risk management strategies which contribute to managing these risks.

Risk Management Strategy	Key Market Risk
	Publicly Traded Equity Performance Risk	Interest Rate and Spread Risk	Alternative Long-Duration Asset Performance Risk	Foreign Exchange Risk
Product design and pricing	X	X	X	X
Variable annuity guarantee dynamic hedging	X	X		X
Macro equity risk hedging	X			X
Asset liability management	X	X	X	X
Foreign exchange management				X

To reduce publicly traded equity performance risk, we primarily use a variable annuity guarantee dynamic hedging strategy which is complemented by a general macro equity risk hedging strategy. Our strategies employed for variable annuity guarantee dynamic hedging and macro equity risk hedging expose the Company to additional risks. See “Risk Factors” below.

In general, to seek to reduce interest rate risk, we lengthen the duration of our fixed income investments in our liability and surplus segments by executing interest rate hedges.

We seek to limit concentration risk associated with ALDA performance by investing in a diversified basket of assets including public and private equities, commercial real estate, infrastructure, timber, farmland real estate, and oil and gas assets. We further diversify risk by managing investments against established limits, including for industry type and corporate connection, commercial real estate type and geography, and timber and farmland property geography and crop type.

Our foreign exchange risk management strategy is designed to hedge the sensitivity of our regulatory capital ratios to movements in foreign exchange rates. Our policy is to generally match the currency of our assets with the currency of the liabilities they support, and similarly, to generally match the currency of the assets in our shareholders’ equity account to the currency of our required capital. Where assets and liabilities are not currency matched, we seek to stabilize our capital ratios through the use of financial instruments such as derivatives.

Product Design and Pricing Strategy

Product Design and Pricing Strategy

Our policies, standards, and standards of practice with respect to product design and pricing are designed with the objective of aligning our product offerings with our risk taking philosophy and risk appetite, and in particular, that incremental risk generated from new sales aligns with our strategic risk objectives and risk limits. The specific design features of our product offerings, including level of benefit guarantees, policyholder options, fund offerings and availability restrictions as well as our associated investment strategies, help to mitigate the level of underlying risk. We regularly review and modify key features within our product offerings, including premiums and fee charges with a goal of meeting profit targets and staying within risk limits. Certain of our general fund adjustable benefit products have minimum rate guarantees. The rate guarantees for any particular policy are set at the time the policy is issued and governed by insurance regulation in each jurisdiction where the products are sold. The contractual provisions allow crediting rates to be re-set at pre-established intervals subject to the established minimum crediting rate guarantees. The Company may partially mitigate the interest rate exposure by setting new rates on new business and by adjusting rates on in-force business where permitted. In addition, the Company partially mitigates this interest rate risk through its asset liability management process, product design elements, and crediting rate strategies. New product initiatives, new reinsurance arrangements and material insurance underwriting initiatives must be reviewed and approved by the CRO or key individuals within risk management functions.

Hedging Strategies for Variable Annuity and Other Equity Risks

Hedging Strategies for Variable Annuity and Other Equity Risks

The Company’s exposure to movement in public equity market values primarily arises from variable annuity guarantees and to a smaller extent from asset-based fees and general fund public equity holdings.

Dynamic hedging is the primary hedging strategy for variable annuity market risks. Dynamic hedging is employed for new variable annuity guarantees business when written or as soon as practical thereafter.

We seek to manage public equity risk arising from other sources (not dynamically hedged) through our macro equity risk hedging strategy. We seek to manage interest rate risk arising from variable annuity business not dynamically hedged within our asset liability management strategy.

Variable Annuity Dynamic Hedging Strategy

Variable Annuity Dynamic Hedging Strategy

The variable annuity dynamic hedging strategy is designed to hedge the sensitivity of variable annuity guarantee policy liabilities and available capital to fund performance (both public equity and bond funds) and interest rate movements. The objective of the variable annuity dynamic hedging strategy is to offset, as closely as possible, the change in the economic value of guarantees with the profit and loss from our hedge asset portfolio. The economic value of guarantees moves in close tandem, but not exactly, with our variable annuity guarantee policy liabilities, as it reflects best estimate liabilities and does not include any liability provisions for adverse deviations.

Our current variable annuity guarantee dynamic hedging approach is to short exchange-traded equity index and government bond futures and execute currency futures and lengthening interest rate swaps to hedge sensitivity of policy liabilities to fund performance and interest rate movements arising from variable annuity guarantees. We dynamically rebalance these hedge instruments as market conditions change, in order to maintain the hedged position within established limits. Other derivative instruments (such as equity and interest rate options) are also utilized and we may consider the use of additional hedge instruments opportunistically in the future.

Our variable annuity guarantee dynamic hedging strategy is not designed to completely offset the sensitivity of policy liabilities to all risks associated with the guarantees embedded in these products. The profit (loss) on the hedge instruments will not completely offset the underlying losses (gains) related to the guarantee liabilities hedged because:

∎	Policyholder behaviour and mortality experience are not hedged;
∎	Provisions for adverse deviation in the policy liabilities are not hedged;
∎	A portion of interest rate risk is not hedged;
∎	Credit spreads widen and actions are not taken to adjust accordingly;
∎	Fund performance on a small portion of the underlying funds is not hedged due to lack of availability of effective exchange-traded hedge instruments;
∎	Performance of the underlying funds hedged may differ from the performance of the corresponding hedge instruments;
∎	Correlations between interest rates and equity markets could lead to unfavourable material impacts;
∎	Unfavourable hedge rebalancing costs can be incurred during periods of high volatility from equity markets, bond markets and/or interest rates. The impact is magnified when these impacts occur concurrently; and
∎	Not all other risks are hedged.

Macro Equity Risk Hedging Strategy

Macro Equity Risk Hedging Strategy

The objective of the macro equity risk hedging program is to maintain our overall earnings sensitivity to public equity market movements within our Board approved risk appetite limits. The macro equity risk hedging program is designed to hedge earnings sensitivity due to movements in public equity markets arising from all sources (outside of dynamically hedged exposures). Sources of equity market sensitivity addressed by the macro equity risk hedging program include:

∎	Residual equity and currency exposure from variable annuity guarantees not dynamically hedged;
∎	General fund equity holdings backing non-participating liabilities;
∎	Variable life insurance;
∎	Unhedged provisions for adverse deviation related to variable annuity guarantees dynamically hedged; and
∎	Variable annuity fees not associated with guarantees and fees on segregated funds without guarantees, mutual funds and institutional assets managed.

Asset Liability Management Strategy

Asset Liability Management Strategy

Our asset liability management strategy is designed to help ensure that the market risks embedded in our assets and liabilities held in the Company’s general fund are effectively managed and that risk exposures arising from these assets and liabilities are maintained below targeted levels. The embedded market risks include risks related to the level and movement of interest rates and credit spreads, public equity market performance, ALDA performance and foreign exchange rate movements.

General fund product liabilities are segmented into groups with similar characteristics that are supported by specific asset segments. We seek to manage each segment to a target investment strategy appropriate for the premium and benefit pattern, policyholder options and guarantees, and crediting rate strategies of the products they support. Similar strategies are established for assets in the Company’s surplus account. The strategies are set using portfolio analysis techniques intended to optimize returns, subject to considerations related to regulatory and economic capital requirements, and risk tolerances. They are designed to achieve broad diversification across asset classes and individual investment risks while being suitably aligned with the liabilities they support. The strategies encompass asset mix, quality rating, term profile, liquidity, currency and industry concentration targets.

Foreign Exchange Risk Management Strategy

Foreign Exchange Risk Management Strategy

Our foreign exchange risk management strategy is designed to hedge the sensitivity of our regulatory capital ratios to movements in foreign exchange rates. In particular, the objective of the strategy is to offset within acceptable tolerance levels, changes in required capital with changes in available capital that result from currency movements. These changes occur when assets and liabilities related to business conducted in currencies other than Canadian dollars are translated to Canadian dollars at period ending exchange rates.

Our policy is to generally match the currency of our assets with the currency of the liabilities they support, and similarly, to generally match the currency of the assets in our shareholders’ equity account to the currency of our required capital. Where assets and liabilities are not currency matched, we would seek to stabilize our capital ratios through the use of forward contracts and currency swaps.

Risk exposure limits are measured in terms of potential changes in capital ratios due to foreign exchange rate movements, determined to represent a specified likelihood of occurrence based on internal models.

Market Risk Sensitivities and Market Risk Exposure Measures

Market Risk Sensitivities and Market Risk Exposure Measures

Variable Annuity and Segregated Fund Guarantees Sensitivities and Risk Exposure Measures

Guarantees on variable annuity products and segregated funds may include one or more of death, maturity, income and withdrawal guarantees. Variable annuity and segregated fund guarantees are contingent and only payable upon the occurrence of the relevant event, if fund values at that time are below guaranteed values. Depending on future equity market levels, liabilities on current in-force business would be due primarily in the period from 2018 to 2038.

We seek to mitigate a portion of the risks embedded in our retained (i.e. net of reinsurance) variable annuity and segregated fund guarantee business through the combination of our dynamic and macro hedging strategies (see “Publicly Traded Equity Performance Risk” below).

The table below shows selected information regarding the Company’s variable annuity and segregated fund investment-related guarantees gross and net of reinsurance.

Variable annuity and segregated fund guarantees, net of reinsurance

As at December 31, ($ millions)	2017			2016
	Guarantee value	Fund value	Amount at risk(4),(5)	Guarantee value	Fund value	Amount at risk(4),(5)
Guaranteed minimum income benefit(1)	$5,201	$4,195	$1,074	$5,987	$4,432	$1,570
Guaranteed minimum withdrawal benefit	61,767	56,512	5,943	68,594	59,593	9,135
Guaranteed minimum accumulation benefit	18,162	18,705	11	19,482	19,989	27
Gross living benefits(2)	85,130	79,412	7,028	94,063	84,014	10,732
Gross death benefits(3)	10,743	16,973	1,001	12,200	16,614	1,350
Total gross of reinsurance	95,873	96,385	8,029	106,263	100,628	12,082
Living benefits reinsured	4,522	3,667	911	5,241	3,903	1,349
Death benefits reinsured	3,014	3,040	435	3,429	3,202	564
Total reinsured	7,536	6,707	1,346	8,670	7,105	1,913
Total, net of reinsurance	$88,337	$89,678	$6,683	$97,593	$93,523	$10,169

(1)	Contracts with guaranteed long-term care benefits are included in this category.
(2)	Where a policy includes both living and death benefits, the guarantee in excess of the living benefit is included in the death benefit category as outlined in footnote 3.
(3)	Death benefits include stand-alone guarantees and guarantees in excess of living benefit guarantees where both death and living benefits are provided on a policy.

(4)	Amount at risk (in-the-money amount) is the excess of guarantee values over fund values on all policies where the guarantee value exceeds the fund value. This amount is not currently payable. For guaranteed minimum death benefit, the amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance. For guaranteed minimum income benefit, the amount at risk is defined as the excess of the current annuitization income base over the current account value. For all guarantees, the amount at risk is floored at zero at the single contract level.
(5)	The amount at risk net of reinsurance at December 31, 2017 was $6,683 million (2016 – $10,169 million) of which: US$3,982 million (2016 – US$6,008 million) was on our U.S. business, $1,342 million (2016 – $1,499 million) was on our Canadian business, US$95 million (2016 – US$206 million) was on our Japan business and US$181 million (2016 – US$244 million) was related to Asia (other than Japan) and our run-off reinsurance business.

Investment categories for variable contracts with guarantees

Investment categories for variable contracts with guarantees

Variable contracts with guarantees, including variable annuities and variable life, are invested, at the policyholder’s discretion subject to contract limitations, in various fund types within the segregated fund accounts and other investments. The account balances by investment category are set out below.

As at December 31,

($ millions) Investment category	2017	2016
Equity funds	$47,508	$41,805
Balanced funds	47,369	57,571
Bond funds	13,095	11,588
Money market funds	1,905	2,127
Other fixed interest rate investments	1,777	1,807
Total	$111,654	$114,898

Caution Related to Sensitivities

Caution Related to Sensitivities

In the sections that follow, we provide sensitivities and risk exposure measures for certain risks. These include sensitivities due to specific changes in market prices and interest rate levels projected using internal models as at a specific date, and are measured relative to a starting level reflecting the Company’s assets and liabilities at that date and the actuarial factors, investment activity and investment returns assumed in the determination of policy liabilities. The risk exposures measure the impact of changing one factor at a time and assume that all other factors remain unchanged. Actual results can differ significantly from these estimates for a variety of reasons including the interaction among these factors when more than one changes; changes in actuarial and investment return and future investment activity assumptions; actual experience differing from the assumptions, changes in business mix, effective tax rates and other market factors; and the general limitations of our internal models. For these reasons, the sensitivities should only be viewed as directional estimates of the underlying sensitivities for the respective factors based on the assumptions outlined below. Given the nature of these calculations, we cannot provide assurance that the actual impact on net income attributed to shareholders will be as indicated

or on MLI’s MCCSR ratio will be as indicated. As noted above, LICAT replaced the MCCSR regulatory capital framework on

January 1, 2018 and we will update the sensitivity measures for the change in capital framework in May 2018.

Publicly Traded Equity Performance Risk Sensitivities and Exposure Measures

Publicly Traded Equity Performance Risk Sensitivities and Exposure Measures

As outlined above, the macro hedging strategy is designed to mitigate public equity risk arising from variable annuity guarantees not dynamically hedged and from other products and fees. In addition, our variable annuity guarantee dynamic hedging strategy is not designed to completely offset the sensitivity of policy liabilities to all risks associated with the guarantees embedded in these products.

Interest Rate and Spread Risk Sensitivities and Exposure Measures

Interest Rate and Spread Risk Sensitivities and Exposure Measures

At December 31, 2017, we estimated the sensitivity of our net income attributed to shareholders to a 50 basis point parallel decline in interest rates to be a charge of $200 million, and to a 50 basis point increase in interest rates to be a benefit of $100 million.

The table below shows the potential impact on net income attributed to shareholders from a 50 basis point parallel move in interest rates. This includes a change of 50 basis points in current government, swap and corporate rates for all maturities across all markets with no change in credit spreads between government, swap and corporate rates, and with a floor of zero on government rates where government rates are not currently negative, relative to the rates assumed in the valuation of policy liabilities, including embedded derivatives. For variable annuity guarantee liabilities that are dynamically hedged, it is assumed that interest rate hedges are rebalanced at 20 basis point intervals.

As the sensitivity to a 50 basis point change in interest rates includes any associated change in the applicable reinvestment scenarios, the impact of changes to interest rates for less than, or more than 50 basis points is unlikely to be linear. Furthermore, our sensitivities are not consistent across all regions in which we operate, and the impact of yield curve changes will vary depending upon the geography where the change occurs. Reinvestment assumptions used in the valuation of policy liabilities tend to amplify the negative effects of a decrease in interest rates, and dampen the positive effects of interest rate increases. This is because the reinvestment assumptions used in the valuation of our insurance liabilities are based on interest rate scenarios and calibration criteria set by the Actuarial Standards Board, while our interest rate hedges are valued using current market interest rates. Therefore, in any particular quarter, changes to the reinvestment assumptions are not fully aligned to changes in current market interest rates especially when there is a significant change in the shape of the interest rate curve. As a result, the impact from non-parallel movements may be materially different from the estimated impact of parallel movements. For example, if long-term interest rates increase more than short-term interest rates (sometimes referred to as a steepening of the yield curve) in North America, the decrease in the value of our swaps may be greater than the decrease in the value of our insurance liabilities. This could result in a charge to net income attributed to shareholders in the short-term even though the rising and steepening, if sustained, may have a positive long-term economic impact.

The potential impact on net income attributed to shareholders does not take into account any future potential changes to our URR assumptions or calibration criteria for stochastic risk-free rates or other potential impacts of lower interest rate levels, for example, increased strain on the sale of new business or lower interest earned on our surplus assets. The impact also does not reflect any unrealized gains or losses on AFS fixed income assets held in our surplus segment. Changes in the market value of these assets may provide a natural economic offset to the interest rate risk arising from our product liabilities. In order for there to also be an accounting offset, the Company would need to realize a portion of the AFS fixed income asset unrealized gains or losses. It is not certain we would crystallize any of the unrealized gains or losses available. As at December 31, 2017, the AFS fixed income assets held in the surplus segment were in a net after-tax unrealized loss position of $223 million.

The impact does not reflect any potential effect of changing interest rates to the value of our ALDA assets. Rising interest rates could negatively impact the value of our ALDA assets (see “Critical Accounting and Actuarial Policies – Fair Value of Invested Assets”, below). More information on ALDA can be found under the section “Alternative Long-Duration Asset Performance Risk Sensitivities and Exposure Measures”, below.

The following table shows the potential impact on net income attributed to shareholders including the change in the market value of AFS fixed income assets held in our surplus segment, which could be realized through the sale of these assets.

Potential impact on net income attributed to shareholders and MLI’s MCCSR ratio of an immediate parallel change in interest rates relative to rates assumed in the valuation of policy liabilities(1),(2),(3),(4),(5)

	2017		2016
As at December 31,	-50bp	+50bp	-50bp	+50bp
Net income attributed to shareholders ($ millions)
Excluding change in market value of AFS fixed income assets held in the surplus segment	$(200)	$100	$–	$–
From fair value changes in AFS fixed income assets held in surplus, if realized	1,100	(1,000)	1,000	(900)
MLI’s MCCSR ratio (Percentage points)
Before impact of change in market value of AFS fixed income assets held in the surplus segment(6)	(7)	5	(6)	5
From fair value changes in AFS fixed income assets held in surplus, if realized	4	(5)	1	(4)

(1)	See “Caution Related to Sensitivities” above. In addition, estimates exclude changes to the net actuarial gains/losses with respect to the Company’s pension obligations as a result of changes in interest rates, as the impact on the quoted sensitivities is not considered to be material.
(2)	The sensitivities as at December 31, 2017 include the impact of lower U.S. corporate tax rates effective January 1, 2018 and the decision to change the portfolio asset mix supporting our legacy businesses over the next 12-18 months.
(3)	Includes guaranteed insurance and annuity products, including variable annuity contracts as well as adjustable benefit products where benefits are generally adjusted as interest rates and investment returns change, a portion of which have minimum credited rate guarantees. For adjustable benefit products subject to minimum rate guarantees, the sensitivities are based on the assumption that credited rates will be floored at the minimum.
(4)	The amount of gain or loss that can be realized on AFS fixed income assets held in the surplus segment will depend on the aggregate amount of unrealized gain or loss.

(5)	Sensitivities are based on projected asset and liability cash flows and the impact of realizing fair value changes in AFS fixed income is based on the holdings at the end of the period.
(6)	The impact on MLI’s MCCSR ratio includes both the impact of lower earnings on available capital as well as the increase in required capital that results from a decline in
interest	rates.

The $200 million increase in sensitivity to a 50 basis point decline in interest rates from December 31, 2016 was primarily due to normal rebalancing as part of our interest risk hedging program and our decision to reduce the allocation to ALDA in the portfolio asset mix supporting our North American legacy businesses over the next 12-18 months. Since the decision to change the portfolio asset mix supporting our legacy businesses requires us to complete multiple asset dispositions over the next 12-18 months, we are exposed to the rates at which the proceeds from these dispositions can be reinvested.

The following tables show the potential impact on net income attributed to shareholders resulting from a change in corporate spreads and swap spreads over government bond rates for all maturities across all markets with a floor of zero on the total interest rate, relative to the spreads assumed in the valuation of policy liabilities.

Potential impact on net income attributed to shareholders arising from changes to corporate spreads and swap spreads(1),(2),(3),(4)

As at December 31, ($ millions)	2017	2016
Corporate spreads(5),(6)
Increase 50 basis points	$1,000	$700
Decrease 50 basis points	(1,000)	(800)
Swap spreads
Increase 20 basis points	$(400)	$(500)
Decrease 20 basis points	400	500

(1)	See “Caution Related to Sensitivities” above.
(2)	The sensitivities as at December 31, 2017 include the impact of lower U.S. corporate tax rates effective January 1, 2018 and the decision to change the portfolio asset mix of our North American legacy businesses over the next 12-18 months.
(3)	The impact on net income attributed to shareholders assumes no gains or losses are realized on our AFS fixed income assets held in the surplus segment and excludes the impact of changes in segregated fund bond values due to changes in credit spreads. The participating policy funds are largely self-supporting and generate no material impact on net income attributed to shareholders as a result of changes in corporate and swap spreads.
(4)	Sensitivities are based on projected asset and liability cash flows.
(5)	Corporate spreads are assumed to grade to the long-term average over five years.
(6)	As the sensitivity to a 50 basis point decline in corporate spreads includes the impact of a change in deterministic reinvestment scenarios where applicable, the impact of changes to corporate spreads for less than, or more than, the amounts indicated are unlikely to be linear.

The $200 million increase in sensitivity to a 50 basis point decline in corporate spreads from December 31, 2016 was primarily due to our decision to reduce the allocation to ALDA in the portfolio asset mix supporting our North American legacy businesses over the next 12-18 months and the lower U.S. corporate tax rates effective January 1, 2018. Since the decision to change the portfolio asset mix supporting our legacy businesses requires us to complete multiple asset dispositions over the next 12-18 months, we are exposed to the rates at which the proceeds from these dispositions can be reinvested.

Swap spreads remain at low levels, and if they were to rise, this could generate material charges to net income attributed to shareholders.

Alternative Long-Duration Asset Performance Risk Sensitivities and Exposure Measures

Alternative Long-Duration Asset Performance Risk Sensitivities and Exposure Measures

The following table shows the potential impact on net income attributed to shareholders resulting from an immediate 10% change in market values of ALDA followed by a return to the expected level of growth assumed in the valuation of policy liabilities. If market values were to remain flat for an entire year, the potential impact would be roughly equivalent to an immediate decline in market values equal to the expected level of annual growth assumed in the valuation of policy liabilities. Further, if after market values dropped 10% they continued to decline, remained flat, or grew more slowly than assumed in the valuation of policy liabilities, the potential impact on net income attributed to shareholders could be considerably more than shown. Refer to “Sensitivity of Earnings to Changes in Assumptions” below, for more information on the level of growth assumed and on the net income sensitivity to changes in these long-term assumptions.

ALDA includes commercial real estate, timber and farmland real estate, oil and gas direct holdings, and private equities, some of which relate to oil and gas.

Liquidity Risk Management Strategy

Liquidity Risk

Liquidity risk is the risk of not having access to sufficient funds or liquid assets to meet both expected and unexpected cash and collateral demands.

Liquidity Risk Management Strategy

Global liquidity management policies and procedures are designed to provide adequate liquidity to cover cash and collateral obligations as they come due, and to sustain and grow operations in both normal and stressed conditions. They reflect legal, regulatory, tax, operational or economic impediments to inter-entity funding. The asset mix of our balance sheet takes into account the need to hold adequate unencumbered and appropriate liquid assets to satisfy the requirements arising under stressed scenarios and to allow our liquidity ratios to remain strong. We manage liquidity centrally and closely monitor the liquidity positions of our principal subsidiaries.

We seek to mitigate liquidity risk by diversifying our business across different products, markets, geographical regions and policyholders. We design insurance products to encourage policyholders to maintain their policies in-force, to help generate a diversified and stable flow of recurring premium income. We design the policyholder termination features of our wealth management products and related investment strategies with the goal of mitigating the financial exposure and liquidity risk related to unexpected policyholder terminations. We establish and implement investment strategies intended to match the term profile of the assets to the liabilities they support, taking into account the potential for unexpected policyholder terminations and resulting liquidity needs. Liquid assets represent a large portion of our total assets. We aim to reduce liquidity risk in our deposit funded businesses by diversifying our funding sources and appropriately managing the term structure of our funding. We forecast and monitor daily operating liquidity and cash movements in various individual entities and operations as well as centrally, aiming to ensure liquidity is available and cash is employed optimally.

We also maintain centralized cash pools and access to other sources of liquidity and contingent liquidity such as repurchase funding agreements. Our centralized cash pool consists of cash or near-cash, high quality short-term investments that are continually monitored for their credit quality and market liquidity.

We have established a variety of contingent funding sources. We maintain a $500 million committed unsecured revolving credit facility with certain Canadian chartered banks available for MFC, and a US$500 million committed unsecured revolving credit facility with certain U.S. banks available for MFC and certain of its subsidiaries. There were no outstanding borrowings under these credit facilities as of December 31, 2017. In addition, JHUSA is a member of the Federal Home Loan Bank of Indianapolis (“FHLBI”), which enables the Company to obtain loans from FHLBI as an alternative source of liquidity that is collateralized by qualifying mortgage loans, mortgage-backed securities and U.S. Treasury and Agency securities. Based on regulatory limitations, as of December 31, 2017, JHUSA had an estimated maximum borrowing capacity of US$4.3 billion under the FHLBI facility, with no amounts outstanding.

The following table outlines the maturity of the Company’s significant financial liabilities.

Maturity of financial liabilities(1)

As at December 31, 2017 ($ millions)	Less than 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
Long-term debt	$401	$626	$–	$3,758	$4,785
Capital instruments	–	–	–	8,387	8,387
Derivatives	224	149	168	7,281	7,822
Deposits from Bank clients(2)	15,322	1,373	1,436	–	18,131
Lease obligations	126	172	89	451	838

(1)	The amounts shown above are net of the related unamortized deferred issue costs.
(2)	Carrying value and fair value of deposits from Bank clients as at December 31, 2017 was $18,131 million and $18,149 million, respectively (2016 – $17,919 million and $17,978 million, respectively). Fair value is determined by discounting contractual cash flows, using market interest rates currently offered for deposits with similar terms and conditions. All deposits from Bank clients were categorized in Level 2 of the fair value hierarchy (2016 – Level 2).

Through the normal course of business, pledging of assets is required to comply with jurisdictional regulatory and other requirements including collateral pledged to partially mitigate derivative counterparty credit risk, assets pledged to exchanges as initial margin and assets held as collateral for repurchase funding agreements. Total unencumbered assets were $396.8 billion as at December 31, 2017 (2016 – $396.3 billion).

Liquidity Risk Exposure Measures

We manage liquidity levels of the consolidated group and key subsidiaries against established thresholds. We measure liquidity under both immediate (within one month) and ongoing (within one year) stress scenarios. Our policy is to maintain the ratio of assets to liabilities, both adjusted for their liquidity values, above the pre-established limit.

Increased use of derivatives for hedging purposes has necessitated greater emphasis on measurement and management of contingent liquidity risk related to these instruments. The market value of our derivative portfolio is therefore regularly stress tested to assess the potential collateral and cash settlement requirements under various market conditions.

Manulife Bank (the “Bank”) has a stand-alone liquidity risk management policy framework. The framework includes stress testing, cash flow modeling, a funding plan and a contingency plan. The Bank has an established securitization infrastructure which enables the Bank to access a range of funding and liquidity sources. The Bank models extreme but plausible stress scenarios that demonstrate that the Bank has a sufficient pool of highly liquid money market securities and holdings of sovereign bonds, near-sovereign bonds and other liquid marketable securities, which when combined with the Bank’s capacity to securitize residential mortgage assets provides sufficient liquidity to meet potential requirements under these stress scenarios.

Reporting entity

(a) Reporting entity

Manulife Financial Corporation (“MFC”) is a publicly traded company and the holding company of The Manufacturers Life Insurance Company (“MLI”), a Canadian life insurance company. MFC and its subsidiaries (collectively, “Manulife” or the “Company”) is a leading financial services group with principal operations in Asia, Canada and the United States. Manulife’s international network of employees, agents and distribution partners offers financial protection and wealth management products and services to personal and business clients as well as asset management services to institutional customers. The Company operates as Manulife in Canada and Asia and as John Hancock in the United States.

MFC is domiciled in Canada and incorporated under the Insurance Companies Act (Canada) (“ICA”). These Consolidated Financial Statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

These Consolidated Financial Statements should be read in conjunction with “Risk Management” in the 2017 Management’s Discussion and Analysis (“MD&A”) dealing with IFRS 7 “Financial Instruments: Disclosures” as the discussion on market risk and liquidity risk includes certain disclosures that are considered an integral part of these Consolidated Financial Statements.

These Consolidated Financial Statements as at and for the year ended December 31, 2017 were authorized for issue by MFC’s Board of Directors on February 7, 2018.

Basis of preparation

(b) Basis of preparation

The preparation of Consolidated Financial Statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets and liabilities, and the disclosure of contingent assets and liabilities as at the date of the Consolidated Financial Statements, and the reported amounts of revenue and expenses during the reporting periods. Actual results may differ from these estimates. The most significant estimation processes relate to assumptions used in measuring insurance and investment contract liabilities, assessing assets for impairment, determining of pension and other post-employment benefit obligation and expense assumptions, determining income taxes and uncertain tax positions and fair valuation of certain invested assets. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the year in which the estimates are revised and in any future years affected. Although some variability is inherent in these estimates, management believes that the amounts recorded are appropriate. The significant accounting policies used and the most significant judgments made by management in applying these accounting policies in the preparation of these Consolidated Financial Statements are summarized below.

Fair value measurement

(c) Fair value measurement

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction (not a forced liquidation or distress sale) between market participants at the measurement date, that is, an exit value.

When available, quoted market prices are used to determine fair value. If quoted market prices are not available, fair value is typically based upon alternative valuation techniques such as discounted cash flows, matrix pricing, consensus pricing services and other techniques. Broker quotes are generally used when external public vendor prices are not available.

The Company has a process in place that includes a review of price movements relative to the market, a comparison of prices between vendors, and a comparison to internal matrix pricing which uses predominately external observable data. Judgment is applied in adjusting external observable data for items including liquidity and credit factors.

The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1 – Fair value measurements that reflect unadjusted, quoted prices in active markets for identical assets and liabilities that the Company has the ability to access at the measurement date reflecting market transactions.

Level 2 – Fair value measurements using inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in inactive markets, inputs that are observable that are not prices (such as interest rates, credit risks, etc.) and inputs that are derived from or corroborated by observable market data. Most debt securities are classified within Level 2. Also, included in the Level 2 category are derivative instruments that are priced using models with observable market inputs, including interest rate swaps, equity swaps, and foreign currency forward contracts.

Level 3 – Fair value measurements using significant non-market observable inputs. These include valuations for assets and liabilities that are derived using data, some or all of which is not market observable, including assumptions about risk. Level 3 securities include less liquid securities such as structured asset-backed securities, commercial mortgage-backed securities (“CMBS”), certain long-duration bonds and other securities that have little or no price transparency. Embedded and complex derivative financial instruments as well as real estate classified as investment property are also included in Level 3.

Basis of consolidation

(d) Basis of consolidation

MFC consolidates the financial statements of all entities, including certain structured entities that it controls. Subsidiaries are entities controlled by the Company. The Company has control over an entity when the Company has the power to govern the financial and operating policies of the entity, is exposed to variable returns from its activities which are significant in relation to the total variable returns of the entity and the Company is able to use its power over the entity to affect its share of variable returns. In assessing control, significant judgment is applied while considering all relevant facts and circumstances. When assessing decision-making power, the Company considers the extent of its rights relative to the management of an entity, the level of voting rights held in an entity which are potentially or presently exercisable, the existence of any contractual management agreements which may provide the Company with power over an entity’s financial and operating policies and to the extent of other parties’ ownership in an entity, if any, the possibility for de facto control being present. When assessing returns, the Company considers the significance of direct and indirect financial and non-financial variable returns to the Company from an entity’s activities in addition to the proportionate significance of such returns. The Company also considers the degree to which its interests are aligned with those of other parties investing in an entity and the degree to which it may act in its own interest.

The financial statements of subsidiaries are included in the MFC’s consolidated results from the date control is established and are excluded from consolidation from the date control ceases. The initial control assessment is performed at inception of the Company’s involvement with the entity and is reconsidered at a later date if the Company acquires or loses power over key operating and financial policies of the entity; acquires additional interests or disposes of interests in the entity; the contractual arrangements of the entity are amended such that the Company’s proportionate exposure to variable returns changes; or if the Company’s ability to use its power to affect its variable returns from the entity changes.

The Company’s Consolidated Financial Statements have been prepared using uniform accounting policies for like transactions and events in similar circumstances. Intercompany balances, and income and expenses arising from intercompany transactions, have been eliminated in preparing the Consolidated Financial Statements.

Non-controlling interests are interests of other parties in the equity of MFC’s subsidiaries and are presented within total equity, separate from the equity of MFC’s shareholders. Non-controlling interests in the net income and other comprehensive income (“OCI”) of MFC’s subsidiaries are included in total net income and total OCI, respectively. An exception to this occurs where the subsidiary’s shares are required to be redeemed for cash on a fixed or determinable date, in which case other parties’ interests in the subsidiary’s capital are presented as liabilities of the Company and other parties’ non-controlling interests in the subsidiary’s income and OCI are recorded as expenses of the Company.

The equity method of accounting is used to account for entities over which the Company has significant influence (“associates”), whereby the Company records its share of the associate’s net assets and financial results using uniform accounting policies for similar transactions and events. Significant judgment is used to determine whether voting rights, contractual management and other relationships with the entity, if any, provide the Company with significant influence over the entity. Gains and losses on the sale of associates are included in income when realized, while impairment losses are recognized immediately when there is objective evidence of impairment. Gains and losses on commercial transactions with associates are eliminated to the extent of the Company’s interest in the associate. Investments in associates are included in other invested assets on the Company’s Consolidated Statements of Financial Position.

Invested assets

(e) Invested assets

Invested assets that are considered financial instruments are classified as fair value through profit or loss (“FVTPL”), loans and receivables, or as available-for-sale (“AFS”) financial assets. The Company determines the classification of its financial assets at initial recognition. Invested assets are recognized initially at fair value plus, in the case of investments not at FVTPL, directly attributable transaction costs. Invested assets are classified as financial instruments at FVTPL if they are held for trading, if they are designated by management under the fair value option, or if they are designated by management when they include one or more embedded derivatives. Invested assets classified as AFS are non-derivative financial assets that do not fall into any of the other categories described above.

Valuation methods for the Company’s invested assets are described above. All fair value valuations are performed in accordance with IFRS 13 “Fair Value Measurement”. Disclosure of financial instruments carried at fair value with the three levels of the fair value hierarchy and the disclosure of the fair value for financial instruments not carried at fair value on the Consolidated Statements of Financial Position are presented in note 4. Fair value valuations are performed by the Company and by third-party service providers. When third-party service providers are engaged, the Company performs a variety of procedures to corroborate pricing information. These procedures may include, but are not limited to, inquiry and review of valuation techniques, inputs to the valuation and vendor controls reports.

Cash and short-term securities comprise cash, current operating accounts, overnight bank and term deposits, and fixed income securities held for the purpose of meeting short-term cash commitments. Short-term securities are carried at fair value. Short-term securities are comprised of investments due to mature within one year of the date of purchase. Commercial paper and discount notes are classified as Level 2 because these securities are typically not actively traded. Net payments in transit and overdraft bank balances are included in other liabilities.

Debt securities are carried at fair value. Debt securities are generally valued by independent pricing vendors using proprietary pricing models incorporating current market inputs for similar instruments with comparable terms and credit quality (matrix pricing). The significant inputs include, but are not limited to, yield curves, credit risks and spreads, measures of volatility and prepayment rates. These debt securities are classified as Level 2, but can be Level 3 if the significant inputs are market unobservable. Realized gains and losses on sale of debt securities and unrealized gains and losses on debt securities designated as FVTPL are recognized in investment income immediately. Unrealized gains and losses on AFS debt securities are recorded in OCI, with the exception of unrealized gains and losses on foreign currency translation which are included in income. Impairment losses on AFS debt securities are recognized in income on an individual security basis when there is objective evidence of impairment. Impairment is considered to have occurred, based on management’s judgment, when it is deemed probable that the Company will not be able to collect all amounts due according to the debt security’s contractual terms.

Equities are comprised of common and preferred equities and are carried at fair value. Equities are generally classified as Level 1, as fair values are normally based on quoted market prices. Realized gains and losses on sale of equities and unrealized gains and losses on equities designated as FVTPL are recognized in investment income immediately. Unrealized gains and losses on AFS equities are recorded in OCI. Impairment losses on AFS equities are recognized in income on an individual security basis when there is objective evidence of impairment. Impairment is considered to have occurred when fair value has declined below cost by significant amounts or for prolonged periods of time. Judgment is applied in determining whether the decline is significant or prolonged.

Mortgages are carried at amortized cost, and are classified as Level 3 for fair value purposes due to the lack of market observability of certain significant valuation inputs. Realized gains and losses are recorded in investment income immediately. Impairment losses are recorded on mortgages when there is no longer reasonable assurance as to the timely collection of the full amount of principal and interest and are measured based on the discounted value of expected future cash flows at the original effective interest rates inherent in the mortgage. Expected future cash flows of impaired mortgages are typically determined in reference to the fair value of collateral security underlying the mortgage, net of expected costs of realization and any applicable insurance recoveries. Significant judgment is applied in the determination of impairment including the timing and amount of future collections.

The Company accounts for insured and uninsured mortgage securitizations as secured financing transactions since the criteria for sale accounting are not met. For these transactions, the Company continues to recognize the mortgages and records a liability in other liabilities for the amounts owed at maturity. Interest income from these mortgages and interest expense on the borrowings are recorded using the effective interest rate method.

Private placements, which include corporate loans for which there is no active market, are carried at amortized cost and are generally classified as Level 2 for fair value disclosure purposes, but can be classified as Level 3 if significant inputs are market unobservable. Realized gains and losses are recorded in income immediately. Impairment losses are recorded on private placements when there is no longer assurance as to the timely collection of the full amount of principal and interest. Impairment is measured based on the discounted value of expected future cash flows at the original effective interest rate inherent in the loan. Significant judgment is applied in the determination of impairment including the timing and amount of future collections.

Policy loans are carried at an amount equal to their unpaid balances and are classified as Level 2 for fair value disclosure purposes. Policy loans are fully collateralized by the cash surrender value of the underlying policies.

Loans to Manulife Bank of Canada (“Manulife Bank” or “Bank”) clients are carried at unpaid principal balances less allowance for credit losses, if any, and are classified as Level 2 for fair value disclosure purposes. A loan to a Bank client is considered impaired when there is objective evidence of impairment as a result of one or more loss events that have occurred after initial recognition, with a negative impact on the estimated future cash flows of the loan.

Once established, allowances for impairment of mortgages, private placements and loans to Bank clients are reversed only if the conditions that caused the impairment no longer exist. Reversals of impairment charges on AFS debt securities are only recognized in income to the extent that increases in fair value can be attributed to events subsequent to the impairment loss being recorded. Impairment losses for AFS equity instruments are not reversed through income. On disposition of an impaired asset, any allowance for impairment is released.

In addition to impairments and provisions for loan losses (recoveries) reported in investment income, the measurement of insurance contract liabilities via investment return assumptions, includes expected future credit losses on fixed income investments. Refer to note 8(d).

Interest income is recognized on debt securities, mortgages, private placements, policy loans and loans to Bank clients as it accrues and is calculated using the effective interest rate method. Premiums, discounts and transaction costs are amortized over the life of the underlying investment using the effective yield method for all debt securities as well as mortgages and private placements measured at amortized cost.

The Company records purchases and sales of invested assets on a trade date basis, except for loans originated by the Company, which are recognized on a settlement date basis.

Real estate consists of both own use and investment property. Own use property is carried at cost less accumulated depreciation and any accumulated impairment losses. Depreciation is calculated based on the cost of an asset less its residual value and is recognized in income on a straight-line basis over the estimated useful life ranging from 30 to 60 years. Impairment losses are recorded in income to the extent the recoverable amount is less than the carrying amount. Where own use property is included in assets backing insurance contract liabilities, the fair value of the property is used in the valuation of insurance contract liabilities. Own use property is classified as Level 3 for fair value disclosure purposes.

An investment property is a property held to earn rental income, for capital appreciation, or both. Investment properties are measured at fair value, with changes in fair value recognized in income. Fair value is determined using external appraisals that are based on the highest and best use of the property. The valuation techniques used include discounted cash flows, the direct capitalization method as well as comparable sales analysis and include both observable and unobservable inputs. Inputs include existing and assumed tenancies, market data from recent comparable transactions, future economic outlook and market risk assumptions, capitalization rates and internal rates of return. Investment properties are classified as Level 3 for fair value disclosure purposes.

When a property changes from own use to investment property, any gain arising on the remeasurement of the property to fair value at the date of transfer is recognized in OCI, to the extent that it is not reversing a previous impairment loss. Reversals of impairment losses are recognized in income.

Other invested assets include private equity and property investments held in power and infrastructure and timber, as well as in agriculture and oil and gas sectors. Private equity investments are accounted for as associates using the equity method (as described in note 1(d) above) or are classified as FVTPL or AFS and carried at fair value. Investments in oil and gas exploration and evaluation activities are measured on the cost basis using the “successful efforts” method. Timber and agriculture properties are measured at fair value with changes in fair value recognized in income, with the exception of buildings, equipment and bearer plants which are measured at amortized cost. The fair value of other invested assets is determined using a variety of valuation techniques as described in note 4. Other invested assets that are measured or disclosed at fair value are classified as Level 3.

Other invested assets also include investments in leveraged leases, which are accounted for using the equity method. The carrying value under the equity method reflects the amortized cost of the lease receivable and related non-recourse debt using the effective yield method.

Goodwill and intangible assets

(f) Goodwill and intangible assets

Goodwill represents the difference between the purchase consideration of an acquired business and the Company’s proportionate share of the net identifiable assets acquired. It is initially recorded at cost and subsequently measured at cost less any accumulated impairment.

Goodwill is tested for impairment at least annually and whenever events or changes in circumstances indicate that the carrying amounts may not be recoverable at the cash generating unit (“CGU”) or group of CGUs level. The Company allocates goodwill to CGUs or groups of CGUs for the purpose of impairment testing based on the lowest level within the entity in which the goodwill is monitored for internal management purposes. The allocation is made to those CGUs or groups of CGUs that are expected to benefit from the business combination in which the goodwill arose. Any potential impairment of goodwill is identified by comparing the recoverable amount of a CGU or group of CGUs to its carrying value. Goodwill is reduced by the amount of deficiency, if any. If the deficiency exceeds the carrying amount of goodwill, the carrying values of the remaining assets in the CGU or group of CGUs are subject to being reduced by the excess on a pro-rata basis.

The recoverable amount of a CGU is the higher of the estimated fair value less costs to sell or the value-in-use of the CGU. In assessing value-in-use, estimated future cash flows are discounted using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. In some cases, the most recent detailed calculation made in a prior period of the recoverable amount of a CGU is used in the testing of impairment of goodwill in the current period. This is the case only if there are no significant changes to the CGU, the likelihood of impairment is remote based on the analysis of current events and circumstances, and the most recent recoverable amount substantially exceeds the carrying amount of the CGU.

Intangible assets with indefinite useful lives include the John Hancock brand name and certain investment management contracts. The indefinite useful life assessment for brand is based on the brand name being protected in markets where branded products are sold by trademarks, which are renewable indefinitely, and for certain investment management contracts due to the ability to renew these contracts indefinitely. In addition, there are no legal, regulatory or contractual provisions that limit the useful lives of these intangible assets. An intangible asset with an indefinite useful life is not amortized but is subject to an annual impairment test which is performed more frequently if there is an indication that it is not recoverable.

Intangible assets with finite useful lives include acquired distribution networks, customer relationships, capitalized software, certain investment management contracts and other contractual rights. Distribution networks, customer relationships, and other finite life intangible assets are amortized over their estimated useful lives, six to 68 years, either based on straight-line or in relation to other asset consumption metrics. Software intangible assets are amortized on a straight-line basis over their estimated useful lives of three to five years. Finite life intangible assets are assessed for indicators of impairment at each reporting period. If any indication of impairment exists, these assets are subject to an impairment test.

Miscellaneous assets

(g) Miscellaneous assets

Miscellaneous assets include assets held in a rabbi trust with respect to unfunded defined benefit obligations, defined benefit assets, if any (refer to note 1(o)), deferred acquisition costs and capital assets. Deferred acquisition costs are carried at cost less accumulated amortization. These costs are recognized over the period where redemption fees may be charged or over the period revenue is earned. Capital assets are carried at cost less accumulated amortization computed on a straight-line basis over their estimated useful lives, which vary from two to 10 years.

Segregated funds

(h) Segregated funds

The Company manages a number of segregated funds on behalf of policyholders. The investment returns on these funds are passed directly to policyholders. In some cases, the Company has provided guarantees associated with these funds.

Segregated funds net assets are measured at fair value and primarily include investments in mutual funds, debt securities, equities, real estate, short-term investments and cash and cash equivalents. With respect to the consolidation requirement of IFRS, in assessing the Company’s degree of control over the underlying investments, the Company considers the scope of its decision-making rights, the rights held by other parties, its remuneration as an investment manager and its exposure to variability of returns. The Company has determined that it does not have control over the underlying investments as it acts as an agent on behalf of segregated fund policyholders.

The methodology applied to determine the fair value of investments held in segregated funds is consistent with that applied to invested assets held by the general fund, as described above in note 1(e). Segregated funds liabilities are measured based on the value of the segregated funds net assets. Investment returns on segregated funds assets belong to policyholders and the Company does not bear the risk associated with these assets outside of guarantees offered on certain variable life and annuity products, for which the underlying investments are held within segregated funds. Accordingly, investment income earned by segregated funds and expenses incurred by segregated funds are offset and are not separately presented in the Consolidated Statements of Income. Fee income earned by the Company for managing the segregated funds is included in other revenue. Refer to note 22.

Liabilities related to guarantees associated with certain segregated funds, as a result of certain variable life and annuity contracts, are recorded within the Company’s insurance contract liabilities. The Company holds assets supporting these guarantees which are recognized in invested assets according to their investment type.

Insurance and investment contract liabilities

(i) Insurance and investment contract liabilities

Most contracts issued by the Company are considered insurance, investment or service contracts. Contracts under which the Company accepts significant insurance risk from a policyholder are classified as insurance contracts in the Consolidated Financial Statements. A contract is considered to have significant insurance risk if, and only if, an insured event could cause an insurer to make significant additional payments in any scenario, excluding scenarios that lack commercial substance at the inception of the contract. Contracts under which the Company does not accept significant insurance risk are either classified as investment contracts or considered service contracts and are accounted for in accordance with IAS 39 “Financial Instruments: Recognition and Measurement” or IAS 18 “Revenue”, respectively.

Once a contract has been classified as an insurance contract it remains an insurance contract even if the insurance risk reduces significantly. Investment contracts can be reclassified as insurance contracts if insurance risk subsequently becomes significant.

Insurance contract liabilities, net of reinsurance assets, represent the amount which, together with estimated future premiums and net investment income, will be sufficient to pay estimated future benefits, policyholder dividends and refunds, taxes (other than income taxes) and expenses on policies in-force. Insurance contract liabilities are presented gross of reinsurance assets on the Consolidated Statements of Financial Position. The Company’s Appointed Actuary is responsible for determining the amount of insurance contract liabilities in accordance with standards established by the Canadian Institute of Actuaries. Insurance contract liabilities, net of reinsurance assets, have been determined using the Canadian Asset Liability Method (“CALM”) as permitted by IFRS 4 “Insurance Contracts”. Refer to note 8.

Investment contract liabilities include contracts issued to retail and institutional investors that do not contain significant insurance risk. Investment contract liabilities and deposits are measured at amortized cost or at fair value by election. The election reduces accounting mismatches between assets supporting these contracts and the related policy liabilities. Investment contract liabilities are derecognized when the contract expires, is discharged or is cancelled.

Derivatives embedded within insurance contracts are separated if they are not considered to be closely related to the host insurance contract and do not meet the definition of an insurance contract. These embedded derivatives are presented separately in other assets or other liabilities and are measured at fair value with changes in fair value recognized in income.

Reinsurance assets

(j) Reinsurance assets

The Company uses reinsurance in the normal course of business to manage its risk exposure. Insurance ceded to a reinsurer does not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet its obligations for reinsurance ceded to it under a reinsurance agreement.

Reinsurance assets represent the benefit derived from reinsurance agreements in-force at the reporting date, taking into account the financial condition of the reinsurer. Amounts recoverable from reinsurers are estimated in accordance with the terms of the relevant reinsurance contract.

Gains or losses on reinsurance transactions are recognized in income immediately on the transaction date and are not amortized. Premiums ceded and claims reimbursed are presented on a gross basis on the Consolidated Statements of Income. Reinsurance assets are not offset against the related insurance contract liabilities and are presented separately on the Consolidated Statements of Financial Position. Refer to note 8(a).

Other financial instruments accounted for as liabilities

(k) Other financial instruments accounted for as liabilities

The Company issues a variety of other financial instruments classified as liabilities, including notes payable, term notes, senior notes, senior debentures, subordinated notes, surplus notes, subscription receipts and preferred shares.

These financial liabilities are measured at amortized cost, with issuance costs deferred and amortized using the effective interest rate method.

Income taxes

(l) Income taxes

The provision for income taxes is calculated based on income tax laws and income tax rates substantively enacted as at the date of the Consolidated Statements of Financial Position. The income tax provision is comprised of current income taxes and deferred income taxes. Current and deferred income taxes relating to items recognized in OCI and directly in equity are similarly recognized in OCI and directly in equity, respectively.

Current income taxes are amounts expected to be payable or recoverable as a result of operations in the current year and any adjustments to taxes payable in respect of previous years.

Deferred income taxes are provided for using the liability method and result from temporary differences between the carrying values of assets and liabilities and their respective tax bases. Deferred income taxes are measured at the substantively enacted tax rates that are expected to be applied to temporary differences when they reverse.

A deferred tax asset is recognized to the extent that future realization of the tax benefit is probable. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the tax benefit will be realized. Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets and they relate to income taxes levied by the same tax authority on the same taxable entity.

Deferred tax liabilities are recognized for all taxable temporary differences, except in respect of taxable temporary differences associated with investments in subsidiaries and associates, where the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.

The Company records provisions for uncertain tax positions if it is probable that the Company will make a payment on tax positions as a result of examinations by tax authorities. These provisions are measured at the Company’s best estimate of the amount expected to be paid. Provisions are reversed to income in the period in which management assesses they are no longer required or determined by statute.

The Company is subject to income tax laws in various jurisdictions. Tax laws are complex and potentially subject to different interpretations by the taxpayer and the relevant tax authority. The provision for income taxes and deferred income taxes represents management’s interpretation of the relevant tax laws and its estimate of current and future income tax implications of the transactions and events during the year. The Company may be required to change its provision for income taxes or deferred income tax balances when the ultimate deductibility of certain items is successfully challenged by taxing authorities, or if estimates used in determining the amount of deferred tax asset to recognize change significantly, or when receipt of new information indicates the need for adjustment in the amount of deferred income taxes to be recognized. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income taxes, deferred tax balances and the effective tax rate. Any such changes could materially affect the amounts reported in the Consolidated Financial Statements in the period these changes occur.

Foreign currency translation

(m) Foreign currency translation

Items included in the financial statements of each of the Company’s subsidiaries are measured by each subsidiary using the currency of the primary economic environment in which the entity operates (the “functional currency”).

Transactions in a foreign currency are translated to the functional currency at the exchange rate prevailing at the date of the transaction. Assets and liabilities denominated in foreign currencies are translated to the functional currency at the exchange rate in effect at the reporting date. Revenue and expenses denominated in foreign currencies are translated at the average exchange rate prevailing during the quarter reported. Exchange gains and losses are recognized in income with the exception of translation of net investments in foreign operations and the results of hedging these positions.

These foreign exchange gains and losses are recognized in OCI until such time that the foreign operation is disposed of or control or significant influence over it is lost.

Stock-based compensation

(n) Stock-based compensation

The Company provides stock-based compensation to certain employees and directors as described in note 15. Compensation expense of equity instruments is accrued based on the best estimate of the number of instruments expected to vest, with revisions made to that estimate if subsequent information indicates that actual forfeitures are likely to differ from initial estimates, unless forfeitures are due to market-based conditions.

Stock options are expensed with a corresponding increase in contributed surplus. Restricted share units and deferred share units are expensed with a corresponding liability accrued based on the market value of MFC’s common shares at the end of each quarter. Performance share units are expensed with a corresponding liability accrued based on specific performance conditions and the market value of MFC’s common shares at the end of each quarter. The change in the value of the awards resulting from changes in the market value of MFC’s common shares or changes in the specific performance conditions and credited dividends is recognized in income, offset by the impact of total return swaps used to manage the variability of the related liability.

Stock-based compensation cost is recognized over the applicable vesting period, except if the employee is eligible to retire at the time of grant or will be eligible to retire during the vesting period. Compensation cost, attributable to stock options, restricted share units, and performance share units granted to employees who are eligible to retire on the grant date or who will become eligible to retire during the vesting period, is recognized at the grant date or over the period from the grant date to the date of retirement eligibility, respectively.

The Company’s contributions to the Global Share Ownership Plan (“GSOP”) (refer to note 15(d)), are expensed as incurred. Under the GSOP, subject to certain conditions, the Company will match a percentage of an employee’s eligible contributions to certain maximums. All contributions are used by the plan’s trustee to purchase MFC common shares in the open market.

Employee future benefits

(o) Employee future benefits

The Company maintains defined contribution and defined benefit pension plans and other post-employment plans for employees and agents including registered (tax qualified) pension plans that are typically funded as well as supplemental non-registered (non-qualified) pension plans for executives, retiree welfare plans and disability welfare plans that are typically not funded.

The Company’s obligation in respect of defined benefit pension and other post-employment benefits is calculated for each plan as the estimated present value of future benefits that eligible employees have earned in return for their service up to the reporting date using the projected benefit method. The discount rate used is based on the yield, as at the reporting date, of high quality corporate debt securities that have approximately the same term as the obligations and that are denominated in the same currency in which the benefits are expected to be paid.

To determine the Company’s net defined benefit asset or liability, the fair value of plan assets is deducted from the defined benefit obligations. When this calculation results in a surplus, the asset that can be recognized is limited to the present value of future economic benefit available in the form of future refunds from the plan or reductions in future contributions to the plan (the asset limit). Defined benefit assets are included in other assets and defined benefit liabilities are included in other liabilities.

Changes in the net defined benefit asset or liability due to re-measurement of pension and retiree welfare plans are recorded in OCI in the period in which they occur and are not reclassified to income in subsequent periods. They consist of actuarial gains and losses, the impact of the asset limit, if any, and the return on plan assets, excluding amounts included in net interest income or expense. Changes in the net defined benefit asset or liability due to re-measurement of disability welfare plans are recorded in income in the period in which they occur.

The cost of defined benefit pension plans is recognized over the employee’s years of service to retirement while the cost of retiree welfare plans is recognized over the employee’s years of service to their date of full eligibility. The net benefit cost for the year is recorded in income and is calculated as the sum of the service cost in respect of the fiscal year, the net interest income or expense and any applicable administration expenses, plus past service costs or credits resulting from plan amendments or curtailments. The net interest income or expense is determined by applying the discount rate to the net defined benefit asset or liability. The current year cost of disability welfare plans is the year-over-year change in the defined benefit obligation, including any actuarial gains or losses.

The cost of defined contribution plans is the contribution provided by the Company and is recorded in income in the periods during which services are rendered by employees.

Derivative and hedging instruments

(p) Derivative and hedging instruments

The Company uses derivative financial instruments (“derivatives”) including swaps, forward and futures agreements, and options to manage current and anticipated exposures to changes in interest rates, foreign exchange rates, commodity prices and equity market prices, and to replicate permissible investments. Derivatives embedded in other financial instruments (“host instruments”) are separately recorded as derivatives when their economic characteristics and risks are not closely related to those of the host instrument, the terms of the embedded derivative are the same as those of a standalone derivative and the host instrument itself is not recorded at FVTPL. Derivatives are recorded at fair value. Derivatives with unrealized gains are reported as derivative assets and derivatives with unrealized losses are reported as derivative liabilities.

A determination is made for each derivative as to whether to apply hedge accounting. Where hedge accounting is not applied, changes in the fair value of derivatives are recorded in investment income. Refer to note 4(c).

Where the Company has elected to apply hedge accounting, a hedging relationship is designated and documented at inception. Hedge effectiveness is evaluated at inception and throughout the term of the hedge and hedge accounting is only applied when the Company expects that the hedging relationship will be highly effective in achieving offsetting changes in fair value or changes in cash flows attributable to the risk being hedged. The assessment of hedge effectiveness is performed at the end of each reporting period both prospectively and retrospectively. When it is determined that a hedging relationship is no longer effective, or the hedging instrument or the hedged item has been sold or terminated, the Company discontinues hedge accounting prospectively. In such cases, if the derivatives are not sold or terminated, any subsequent changes in fair value of the derivatives are recognized in investment income.

For derivatives that are designated as hedging instruments, changes in fair value are recognized according to the nature of the risks being hedged, as discussed below.

In a fair value hedging relationship, changes in fair value of the hedging instruments are recorded in investment income, offsetting changes in fair value of the hedged items, which would otherwise not be carried at fair value. Hedge ineffectiveness is recognized in investment income and arises from differences between changes in the fair values of hedging instruments and hedged items. When hedge accounting is discontinued, the carrying value of the hedged item is no longer adjusted and the cumulative fair value adjustments are amortized to investment income over the remaining term of the hedged item unless the hedged item is sold, at which time the balance is recognized immediately in investment income.

In a cash flow hedging relationship, the effective portion of the change in the fair value of the hedging instrument is recorded in OCI while the ineffective portion is recognized in investment income. Gains and losses in accumulated other comprehensive income (“AOCI”) are recognized in income during the same periods as the variability in the hedged cash flows or the hedged forecasted transactions are recognized in income. The reclassifications from accumulated other comprehensive income (“AOCI”) are made to investment income, with the exception of total return swaps that hedge restricted share units, which are reclassified to general expenses.

Gains and losses on cash flow hedges in AOCI are reclassified immediately to investment income when the hedged item is sold or the forecasted transaction is no longer expected to occur. When a hedge is discontinued, but the hedged forecasted transaction remains highly probable to occur, the amounts in AOCI are reclassified to investment income in the periods during which variability in the cash flows hedged or the hedged forecasted transaction is recognized in income.

In a net investment in foreign operations hedging relationship, the gains and losses relating to the effective portion of the hedge are recorded in OCI. Gains and losses in AOCI are recognized in income during the periods when gains or losses on the underlying hedged net investment in foreign operations are recognized in income.

Premium income and related expenses

(q) Premium income and related expenses

Gross premiums for all types of insurance contracts, and contracts with limited mortality or morbidity risk, are generally recognized as revenue when due. Premiums are reported gross of reinsurance ceded (refer to note 8). Revenue on service contracts is recognized as services are rendered.

Changes in accounting policy

(a) Changes in accounting policy

(I) Annual improvements to IFRS Standards 2014 – 2016 Cycle

Effective January 1, 2017, the Company adopted certain amendments issued within the Annual Improvements to IFRS Standards 2014-2016 Cycle, as issued by the IASB in December 2016. There are various minor amendments which are effective in 2017, with other amendments being effective January 1, 2018. The currently effective amendments were applied retrospectively. Adoption of these amendments did not have a significant impact on the Company’s Consolidated Financial Statements.

(II) Amendments to IAS 12 “Income Taxes”

Effective January 1, 2017, the Company adopted the amendments issued in January 2016 to IAS 12 “Income Taxes”. These amendments were applied retrospectively. The amendments clarify recognition of deferred tax assets relating to unrealized losses on debt instruments measured at fair value. A deductible temporary difference arises when the carrying amount of the debt instrument measured at fair value is less than the cost for tax purposes, irrespective of whether the debt instrument is held for sale or held to maturity. The recognition of the deferred tax asset that arises from this deductible temporary difference is considered in combination with other deferred taxes applying local tax law restrictions where applicable. In addition, when estimating future taxable profits, consideration can be given to recovering more than the asset’s carrying amount where probable. Adoption of these amendments did not have a significant impact on the Company’s Consolidated Financial Statements.

(III) Amendments to IAS 7 “Statement of Cash Flows”

Effective January 1, 2017, the Company adopted the amendments issued in January 2016 to IAS 7 “Statement of Cash Flows”. These amendments were applied prospectively. These amendments require companies to provide information about changes in their financing liabilities. Adoption of these amendments did not have a significant impact on the Company’s Consolidated Financial Statements.

Future accounting and reporting changes

(b) Future accounting and reporting changes

(I) IFRS 15 “Revenue from Contracts with Customers”

IFRS 15 “Revenue from Contracts with Customers” was issued in May 2014, and replaces IAS 11 “Construction Contracts” IAS 18 “Revenue” and several interpretations. Amendments to IFRS 15 were issued in April 2016. IFRS 15 as amended is effective for annual periods beginning on or after January 1, 2018. The Company will adopt IFRS 15 effective January 1, 2018, using the modified retrospective method with no restatement of comparative information.

IFRS 15 clarifies revenue recognition principles, provides a robust framework for recognizing revenue and cash flows arising from contracts with customers and enhances qualitative and quantitative disclosure requirements. IFRS 15 does not apply to insurance contracts, financial instruments and lease contracts.

The Company’s service arrangements are generally satisfied over time, with revenue measured and collected from customers within a short term, as services are rendered.

Adoption of IFRS 15 is not expected to have a significant impact on the Company’s Consolidated Financial Statements.

(II) IFRS Interpretation Committee (“IFRIC”) Interpretation 22 “Foreign Currency Transactions and Advance Consideration”

IFRIC 22 “Foreign Currency Transactions and Advance Consideration” was issued in December 2016 and is effective for annual periods beginning on or after January 1, 2018 and may be applied retrospectively or prospectively. IFRIC 22 addresses which foreign exchange rate to use to measure a foreign currency transaction when advance payments are made or received and non-monetary assets or liabilities are recognized prior to recognition of the underlying transaction. IFRIC 22 does not relate to goods or services accounted for at fair value or at the fair value of consideration paid or received at a date other than the date of initial recognition of the non-monetary asset or liability, or to income taxes, insurance contracts or reinsurance contracts. The foreign exchange rate on the day of the advance payment is used to measure the foreign currency transaction. If multiple advance payments are made or received, each payment is measured separately. The Company is assessing the impact of this standard. Adoption of IFRIC 22 is not expected to have a significant impact on the Company’s Consolidated Financial Statements.

(III) Amendments to IFRS 2 “Share-Based Payment”

Amendments to IFRS 2 “Share-Based Payment” were issued in June 2016 and are effective for annual periods beginning on or after January 1, 2018, to be applied prospectively. The amendments clarify the effects of vesting and non-vesting conditions on the measurement of cash-settled share-based payments; provide guidance on the classification of share-based payment transactions with net settlement features for withholding tax obligations; and clarify accounting for modification to the terms and conditions of a share-based payment that changes the classification of the transaction from cash-settled to equity-settled. Adoption of these amendments is not expected to have a significant impact on the Company’s Consolidated Financial Statements.

(IV) IFRS 9 “Financial Instruments”

IFRS 9 “Financial Instruments” was issued in November 2009 and amended in October 2010, November 2013 and July 2014, and is effective for years beginning on or after January 1, 2018, to be applied retrospectively, or on a modified retrospective basis. Additionally, the IASB issued amendments in October 2017 that are effective for annual periods beginning on or after January 1, 2019. The standard is intended to replace IAS 39 “Financial Instruments: Recognition and Measurement”.

The project has been divided into three phases: classification and measurement, impairment of financial assets, and hedge accounting. IFRS 9’s current classification and measurement methodology provides that financial assets are measured at either amortized cost or fair value on the basis of the entity’s business model for managing the financial assets and the contractual cash flow characteristics of the financial assets. The classification and measurement for financial liabilities remains generally unchanged; however, for a financial liability designated as at fair value through profit or loss, revisions have been made in the accounting for changes in fair value attributable to changes in the credit risk of that liability. Gains or losses caused by changes in an entity’s own credit risk on such liabilities are no longer recognized in profit or loss but instead are reflected in OCI.

Revisions to hedge accounting were issued in November 2013 as part of the overall IFRS 9 project. The amendment introduces a new hedge accounting model, together with corresponding disclosures about risk management activities for those applying hedge accounting. The new model represents a substantial overhaul of hedge accounting that will enable entities to better reflect their risk management activities in their financial statements.

Revisions issued in July 2014 replace the existing incurred loss model used for measuring the allowance for credit losses with an expected credit loss model. Changes were also made to the existing classification and measurement model designed primarily to address specific application issues raised by early adopters of the standard. The revision also addresses the income statement accounting mismatches and short-term volatility issues which have been identified as a result of the insurance contracts project.

Revisions issued in October 2017 allow financial assets to be measured at amortized cost or fair value through OCI even if the lender is required to pay a reasonable compensation in the event of an early termination of the contract by the borrower (also referred to as prepayment features with negative compensation).

The Company expects to defer IFRS 9 until January 1, 2021 as allowed under the amendments to IFRS 4 “Insurance Contracts” outlined below. The Company is assessing the impact of this standard.

(V) Amendments to IFRS 4 “Insurance Contracts”

Amendments to IFRS 4 “Insurance Contracts” were issued in September 2016, which are effective for annual periods beginning on or after January 1, 2018. The amendments introduce two approaches to address concerns about the differing effective dates of IFRS 9 “Financial Instruments” and IFRS 17 “Insurance Contracts”: the overlay approach and the deferral approach. The overlay approach provides an option for all issuers of insurance contracts to adjust profit or loss for eligible financial assets by removing any additional accounting volatility that may arise from applying IFRS 9 before IFRS 17 is implemented. The deferral approach provides companies whose activities are predominantly related to insurance an optional temporary exemption from applying IFRS 9 until January 1, 2021. The Company qualifies for the exemption and intends to defer IFRS 9 until January 1, 2021.

(VI) IFRS 17 “Insurance Contracts”

IFRS 17 was issued in May 2017 and is effective for years beginning on January 1, 2021, and to be applied retrospectively. If full retrospective application to a group of contracts is impractical, the modified retrospective or fair value methods may be used. The standard will replace IFRS 4 “Insurance Contracts” and will materially change the recognition and measurement of insurance contracts and the corresponding presentation and disclosures in the Company’s Financial Statements and MD&A. The Company is assessing the implications of this standard and expects that it will have a significant impact on the Company’s Consolidated Financial Statements. In addition, in certain jurisdictions, including Canada, it could have a material effect on tax and regulatory capital positions that are dependent upon IFRS accounting values.

For life insurance companies, such as Manulife, that have long-duration products and/or regulatory and tax regimes dependent upon IFRS accounting values, the Company believes that an effective date of January 1, 2021 is aggressive. Therefore, while the Company’s implementation project is well underway, the Company and others in the life insurance industry are encouraging the IASB to defer the effective date.

(VII) IFRS 16 “Leases”

IFRS 16 “Leases” was issued in January 2016 and is effective for years beginning on or after January 1, 2019, to be applied retrospectively or on a modified retrospective basis. It will replace IAS 17 “Leases” and IFRIC 4 “Determining whether an arrangement contains a lease”. IFRS 16 sets out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract, the customer (“lessee”) and the supplier (“lessor”). The standard brings most leases on-balance sheet for lessees under a single model, eliminating the previous classifications of operating and finance leases. Exemptions to this treatment are for lease contracts with low value assets or leases with duration of less than one year. The on-balance sheet treatment will result in the grossing up of the balance sheet due to right-of-use assets being recognized with offsetting liabilities. Lessor accounting will remain largely unchanged with previous classifications of operating and finance leases being maintained. The Company is assessing the impact of this standard.

(VIII) IFRS Interpretation Committee (“IFRIC”) Interpretation 23 “Uncertainty over Income Tax Treatments”

IFRIC 23 “Uncertainty over Income Tax Treatments” was issued in June 2017 and is effective for years beginning on or after January 1, 2019, to be applied retrospectively. IFRIC 23 provides guidance on applying the recognition and measurement requirements in IAS 12 when there is uncertainty over income tax treatments including whether uncertain tax treatments should be considered together or separately based on which approach better predicts resolution of the uncertainty. Adoption of IFRIC 23 is not expected to have a significant impact on the Company’s Consolidated Financial Statements.

(IX) Amendments to IAS 28 “Investments in Associates and Joint Ventures”

Amendments to IAS 28 “Investments in Associates and Joint Ventures” were issued in October 2017 and are effective for annual periods beginning on or after January 1, 2019, to be applied retrospectively. The amendments clarify that an entity applies IFRS 9 “Financial Instruments” to financial interests in an associate or joint venture to which the equity method is not applied. IAS 39 is being applied to these interests until IFRS 9 is adopted in 2021. Adoption of these amendments is not expected to have a significant impact on the Company’s Consolidated Financial Statements.

(X) Annual Improvements 2015 – 2017 Cycle

Annual Improvements 2015 – 2017 Cycle was issued in December 2017 and is effective for years beginning on or after January 1, 2019. The IASB issued three minor amendments to different standards as part of the Annual Improvements process, with the amendments to be applied prospectively. Adoption of these amendments is not expected to have significant impact on the Company’s Consolidated Financial Statements.